STAFF COSTS - Executive management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefits [Line Items]
Salary	$ 37,200	$ 38,100	$ 36,400
TORM A/S
Disclosure Of Employee Benefits [Line Items]
Salary	79	80	81
Taxable benefits	0	0	0
Annual performance bonus	0	0	0
Total	79	80	81
Jacob Meldgaard | TORM A/S
Disclosure Of Employee Benefits [Line Items]
Salary	962	983	923
Taxable benefits	41	44	42
Annual performance bonus	1,126	425	580
Total	$ 2,129	$ 1,452	$ 1,545